Fees Summary	Aug. 31, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 10,257,000
Total Fee Amount	1,416.49
Total Offset Amount	0
Net Fee	$ 1,416.49
Offset Table N/A	N/A